RENEE M. HARDT ATTORNEY AT LAW 312-609-7616 rhardt@vedderprice.com

October 11, 2011

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Wilshire Mutual Funds, Inc. (“Registrant”)
File Nos. 33-50390 and 811-07076

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplements filed with the Securities and Exchange Commission on October 3, 2011.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/	ser
Enclosures